INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

10. INTANGIBLE ASSETS

	Software	HealthTab™	Corozon	Emerald	Total
	$	$	$	$	$
Cost
Balance, December 31, 2019 and 2020	-	1	1	1	3
Additions	35,006	-	-	-	35,006
Balance, December 31, 2021	35,006	1	1	1	35,009

Accumulated Amortization
Balance, December 31, 2019 and 2020	-	-	-	-	-
Amortization	3,501	-	-	-	3,501
Balance, December 31, 2021	3,501	-	-	-	3,501

Carrying value
As at December 31, 2020	-	1	1	1	3
As at December 31, 2021	31,505	1	1	1	31,508